Income per share	9 Months Ended
Sep. 30, 2021
Net income (loss) per common share (note 12)
Income per share

12. Income per share

Potentially dilutive securities include convertible loan payable, warrants, broker options, stock options, RSUs and DSUs. Diluted income per share reflects the assumed exercise or conversion of all dilutive securities using the treasury stock method.

	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2021	2020	2021	2020

Net income (loss) and comprehensive income (loss) for the period	$3,960,630	$(267,859)	$9,843,495	$(13,848,837)

Basic income (loss) per share
Weighted average number of common shares - basic	164,179,999	106,276,928	160,690,371	86,173,243
Net income (loss) per share – basic	$0.02	$0.00	$0.06	$(0.16)

Diluted income (loss) per share
Weighted average number of common shares - basic	164,179,999	106,276,928	160,690,371	86,173,243
Diluted effect:
Warrants, RSUs, broker options, and stock options	150,000	-	150,000	-
Weighted average number of common shares - fully diluted	164,329,999	106,276,928	160,840,371	86,173,243
Net income (loss) per share - fully diluted	$0.02	$0.00	$0.06	$(0.16)